May 5, 2023

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company Massachusetts Mutual Variable Annuity Separate Account 4
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 Prospectus Title: MassMutual EnvisionSM File Nos. 333-255824, 811-08619 Class Identifier: C000228859

On behalf of Massachusetts Mutual Life Insurance Company (the “Depositor”) and its Massachusetts Mutual Variable Annuity Separate Account 4 (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 2 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 26, 2023 and became effective on May 1, 2023; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Lead Counsel, Annuity Product & Operations

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.